Private Placement Warrants and Recurring Fair Value Measurements (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement Warrants and Recurring Fair Value Measurements [Abstract]
Private Placement	173,333	173,333
Exercise price	$ 11.5	$ 11.5